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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Growth Opportunities Fund

 Schedule of Investments 3/31/2012 (unaudited)

 Shares

 Value

 COMMON STOCKS - 97.9%

 Energy - 7.3%

 Oil & Gas Equipment & Services - 0.8%

 117,900

 Hornbeck Offshore Services, Inc. *

 $

 4,955,337

 Oil & Gas Exploration & Production - 5.3%

 191,300

 Cabot Oil & Gas Corp.

 $

 5,962,821

 165,000

 Comstock Resources, Inc. *

 2,611,950

 236,600

 Energy XXI Bermuda, Ltd. *

 8,543,626

 234,368

 Halcon Resources Corp. *

 2,198,372

 327,700

 McMoRan Exploration Co. *

 3,506,390

 96,800

 Oasis Petroleum, Inc. *

 2,984,344

 38,200

 Range Resources Corp.

 2,220,948

 625,500

 Triangle Petroleum Corp. *

 4,315,950

 $

 32,344,401

 Oil & Gas Refining & Marketing - 0.5%

 141,100

 Clean Energy Fuels Corp. *

 $

 3,002,608

 Oil & Gas Storage & Transportation - 0.7%

 107,126

 Golar LNG, Ltd.

 $

 4,076,144

 Total Energy

 $

 44,378,490

 Materials - 4.0%

 Specialty Chemicals - 3.3%

 496,700

 Flotek Industries, Inc. *

 $

 5,970,334

 363,300

 GSE Holding, Inc. *

 4,770,129

 165,900

 WR Grace & Co. *

 9,589,020

 $

 20,329,483

 Steel - 0.7%

 98,500

 Allegheny Technologies, Inc.

 $

 4,055,245

 Total Materials

 $

 24,384,728

 Capital Goods - 8.3%

 Aerospace & Defense - 3.0%

 133,900

 Hexcel Corp. *

 $

 3,214,939

 413,100

 Spirit Aerosystems Holdings, Inc. *

 10,104,426

 42,428

 TransDigm Group, Inc. *

 4,911,465

 $

 18,230,830

 Construction & Engineering - 2.5%

 334,500

 KBR, Inc.

 $

 11,891,475

 194,331

 MYR Group, Inc. *

 3,470,752

 $

 15,362,227

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 208,800

 Terex Corp. *

 $

 4,698,000

 Industrial Machinery - 2.0%

 109,600

 Chart Industries, Inc. *

 $

 8,036,968

 54,100

 SPX Corp.

 4,194,373

 $

 12,231,341

 Total Capital Goods

 $

 50,522,398

 Commercial Services & Supplies - 5.5%

 Diversified Support Services - 1.4%

 143,872

 Copart, Inc. *

 $

 3,750,743

 112,100

 United Rentals, Inc. *

 4,807,969

 $

 8,558,712

 Human Resource & Employment Services - 1.4%

 484,585

 On Assignment, Inc. *

 $

 8,465,700

 Research & Consulting Services - 2.7%

 109,100

 Acacia Research Corp. *

 $

 4,553,834

 84,511

 CoStar Group, Inc. *

 5,835,485

 338,075

 RPX Corp. *

 5,733,752

 $

 16,123,071

 Total Commercial Services & Supplies

 $

 33,147,483

 Transportation - 1.0%

 Airlines - 1.0%

 113,720

 Allegiant Travel Co. *

 $

 6,197,740

 Total Transportation

 $

 6,197,740

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 1.3%

 184,000

 Dana Holding Corp.

 $

 2,852,000

 199,800

 Gentex Corp.

 4,895,100

 $

 7,747,100

 Total Automobiles & Components

 $

 7,747,100

 Consumer Durables & Apparel - 6.3%

 Household Appliances - 0.5%

 84,700

 SodaStream International, Ltd. *

 $

 2,852,696

 Housewares & Specialties - 1.0%

 97,200

 Tupperware Brands Corp.

 $

 6,172,200

 Leisure Products - 0.5%

 345,900

 Leapfrog Enterprises, Inc. *

 $

 2,891,724

 Apparel, Accessories & Luxury Goods - 3.5%

 98,401

 Carter's, Inc. *

 $

 4,897,418

 149,800

 G-III Apparel Group, Ltd. *

 4,257,316

 208,600

 Hanesbrands, Inc. *

 6,162,044

 169,200

 Iconix Brand Group, Inc. *

 2,940,696

 51,900

 The Warnaco Group, Inc. *

 3,030,960

 $

 21,288,434

 Footwear - 0.8%

 228,800

 Crocs, Inc. *

 $

 4,786,496

 Total Consumer Durables & Apparel

 $

 37,991,550

 Consumer Services - 2.8%

 Casinos & Gaming - 1.2%

 608,200

 Scientific Games Corp. *

 $

 7,091,612

 Restaurants - 0.7%

 106,800

 PF Chang's China Bistro, Inc.

 $

 4,220,736

 Education Services - 0.9%

 319,500

 Grand Canyon Education, Inc. *

 $

 5,674,320

 Total Consumer Services

 $

 16,986,668

 Media - 1.6%

 Movies & Entertainment - 1.6%

 434,919

 Cinemark Holdings, Inc.

 $

 9,546,472

 Total Media

 $

 9,546,472

 Retailing - 4.3%

 Apparel Retail - 2.5%

 268,400

 Express, Inc. *

 $

 6,704,632

 561,700

 HOT Topic, Inc. *

 5,701,255

 89,700

 Urban Outfitters, Inc. *

 2,611,167

 $

 15,017,054

 Specialty Stores - 0.7%

 97,800

 Vitamin Shoppe, Inc. *

 $

 4,323,738

 Automotive Retail - 0.8%

 115,000

 Monro Muffler Brake, Inc.

 $

 4,771,350

 Homefurnishing Retail - 0.3%

 52,500

 Mattress Firm Holding Corp. *

 $

 1,989,750

 Total Retailing

 $

 26,101,892

 Food & Staples Retailing - 0.2%

 Hypermarkets & Super Centers - 0.2%

 18,500

 Pricesmart, Inc.

 $

 1,346,985

 Total Food & Staples Retailing

 $

 1,346,985

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 7,327

 Annie's, Inc. *

 $

 255,273

 112,400

 Diamond Foods, Inc.

 2,564,968

 $

 2,820,241

 Total Food, Beverage & Tobacco

 $

 2,820,241

 Health Care Equipment & Services - 9.0%

 Health Care Equipment - 3.9%

 252,953

 ABIOMED, Inc. *

 $

 5,613,027

 443,025

 Conceptus, Inc. *

 6,370,700

 79,734

 HeartWare International, Inc. *

 5,237,726

 239,500

 Insulet Corp. *

 4,584,030

 45,400

 MAKO Surgical Corp. *

 1,913,610

 $

 23,719,093

 Health Care Supplies - 2.8%

 178,800

 Align Technology, Inc. *

 $

 4,925,940

 382,900

 Endologix, Inc. *

 5,609,485

 345,600

 Quidel Corp. *

 6,348,672

 $

 16,884,097

 Health Care Services - 1.4%

 129,000

 Catalyst Health Solutions, Inc. *

 $

 8,221,170

 Health Care Facilities - 0.5%

 474,700

 LCA-Vision, Inc. *

 $

 2,981,116

 Health Care Technology - 0.4%

 162,100

 Greenway Medical Technologies *

 $

 2,476,888

 Total Health Care Equipment & Services

 $

 54,282,364

 Pharmaceuticals, Biotechnology & Life Sciences - 13.1%

 Biotechnology - 8.1%

 123,200

 Achillion Pharmaceuticals, Inc. *

 $

 1,180,256

 465,849

 Alkermes Plc *

 8,641,499

 1,216,800

 Amarin Corp Plc (A.D.R.) *

 13,774,175

 300,900

 Cubist Pharmaceuticals, Inc. *

 13,013,925

 341,500

 Exact Sciences Corp. *

 3,811,140

 259,900

 Ironwood Pharmaceuticals, Inc. *

 3,459,269

 698,600

 NPS Pharmaceuticals, Inc. *

 4,778,424

 $

 48,658,688

 Pharmaceuticals - 5.0%

 156,700

 Auxilium Pharmaceuticals, Inc. *

 $

 2,909,919

 253,126

 Cardiome Pharma Corp. *

 178,454

 217,905

 Jazz Pharmaceuticals Plc *

 10,561,855

 266,400

 Optimer Pharmaceuticals, Inc. *

 3,702,960

 99,700

 Questcor Pharmaceuticals, Inc. *

 3,750,714

 177,200

 Salix Pharmaceuticals, Ltd. *

 9,303,000

 $

 30,406,902

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 79,065,590

 Banks - 0.9%

 Regional Banks - 0.9%

 73,100

 CapitalSource, Inc.

 $

 482,460

 82,200

 Signature Bank/New York NY *

 5,181,888

 $

 5,664,348

 Total Banks

 $

 5,664,348

 Diversified Financials - 2.1%

 Specialized Finance - 1.0%

 41,700

 MarketAxess Holdings, Inc.

 $

 1,554,993

 126,500

 MSCI, Inc. *

 4,656,465

 $

 6,211,458

 Consumer Finance - 1.1%

 210,098

 Ezcorp, Inc. *

 $

 6,818,731

 Total Diversified Financials

 $

 13,030,189

 Real Estate - 0.7%

 Mortgage REIT's - 0.7%

 385,200

 CreXus Investment Corp.

 $

 3,982,968

 Total Real Estate

 $

 3,982,968

 Software & Services - 17.1%

 Internet Software & Services - 3.5%

 181,500

 Brightcove, Inc. *

 $

 4,501,200

 214,100

 ExactTarget, Inc. *

 5,566,600

 87,500

 SciQuest, Inc. *

 1,333,500

 513,200

 Velti Plc *

 6,953,860

 184,200

 Vocus, Inc. *

 2,440,650

 $

 20,795,810

 IT Consulting & Other Services - 4.1%

 162,800

 Gartner, Inc. *

 $

 6,941,792

 375,900

 InterXion Holding NV *

 6,747,405

 458,500

 Sapient Corp.

 5,708,325

 322,900

 Virtusa Corp. *

 5,576,483

 $

 24,974,005

 Data Processing & Outsourced Services - 3.2%

 84,700

 Global Payments, Inc.

 $

 4,020,709

 189,500

 VeriFone Systems, Inc. *

 9,829,365

 466,400

 WNS Holdings, Ltd. (A.D.R.) *

 5,620,120

 $

 19,470,194

 Application Software - 3.8%

 208,633

 Aspen Technology, Inc. *

 $

 4,283,235

 221,300

 RealPage, Inc. *

 4,242,321

 187,500

 SS&C Technologies Holdings, Inc. *

 4,374,375

 351,344

 Tangoe, Inc. *

 6,608,781

 49,033

 Ultimate Software Group, Inc. *

 3,593,138

 $

 23,101,850

 Systems Software - 2.5%

 219,440

 Fortinet, Inc. *

 $

 6,067,516

 48,500

 Imperva, Inc. *

 1,898,775

 215,300

 Rovi Corp. *

 7,008,015

 $

 14,974,306

 Total Software & Services

 $

 103,316,165

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 3.8%

 373,100

 Finisar Corp. *

 $

 7,517,965

 218,700

 Riverbed Technology, Inc. *

 6,141,096

 877,000

 ShoreTel, Inc. *

 4,981,360

 137,300

 Ubiquiti Networks, Inc. *

 4,342,799

 $

 22,983,220

 Computer Storage & Peripherals - 1.3%

 1,162,019

 OCZ Technology Group, Inc. *

 $

 8,110,893

 Technology Distributors - 0.9%

 139,806

 SYNNEX Corp. *

 $

 5,332,201

 Total Technology Hardware & Equipment

 $

 36,426,314

 Semiconductors & Semiconductor Equipment - 5.1%

 Semiconductor Equipment - 1.0%

 328,093

 Nanometrics, Inc. *

 $

 6,073,001

 Semiconductors - 4.1%

 1,063,700

 Entropic Communications, Inc. *

 $

 6,201,371

 777,100

 Integrated Device Technology, Inc. *

 5,556,265

 942,400

 Lattice Semiconductor Corp. *

 6,059,632

 251,600

 Semtech Corp. *

 7,160,536

 $

 24,977,804

 Total Semiconductors & Semiconductor Equipment

 $

 31,050,805

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.8%

 596,300

 Cbeyond, Inc. *

 $

 4,770,400

 Total Telecommunication Services

 $

 4,770,400

 TOTAL COMMON STOCKS

 (Cost $477,752,520)

 $

 592,760,890

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.4%

 Repurchase Agreements - 1.4%

 8,505,000

 Deutsche Bank AG, 0.05%, dated 3/31/12, repurchase price of $8,505,000 plus accrued interest on 4/2/12 collateralized by the following:

 $969,788 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13

 $797,756 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42

 $2,302,207 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22

 $4,608,397 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42

 $

 8,505,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $8,505,000)

 $

 8,505,000

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $486,257,520) (a)

 $

 601,265,890

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 4,168,532

 TOTAL NET ASSETS - 100.0%

 $

 605,434,422

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal Income tax purposes of $489,029,069 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 143,103,891

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (30,867,070)

 Net unrealized gain

 $

 112,236,821

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level

 Level 3

 Total

 Common Stocks

  $ 592,760,890

  $                 -

  $              -

  $ 592,760,890

 Temporary Cash Investments

                        -

      8,505,000

                  -

         8,505,000

 Total

  $ 592,760,890

  $  8,505,000

  $              -

  $ 601,265,890

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 3/31/2012 (unaudited)

 Shares

 Floating

 Rate (b)

 Value

 COMMON STOCKS - 0.2%

 Transportation - 0.2%

 Airlines - 0.2%

 210,910

 Delta Air Lines, Inc. *

 $

 2,090,118

 Total Transportation

 $

 2,090,118

 TOTAL COMMON STOCKS

 (Cost $4,839,425)

 $

 2,090,118

 Principal Amount ($)

 MUNICIPAL BONDS - 98.7%

 Alabama - 0.7%

 5,000,000

 Alabama Drinking Water Finance Authority, 4.0%, 8/15/28

 $

 5,004,500

 1,500,000

 Sylacauga Health Care Authority, 6.0%, 8/1/35

 1,388,415

 $

 6,392,915

 Arizona - 4.4%

 5,145,000

 Arizona Health Facilities Authority, 5.5%, 1/1/38

 $

 5,507,722

 1,000,000

 Arizona State University, 4.0%, 6/1/31

 1,011,140

 3,345,000

 Maricopa County High School District No 210-Phoenix, 3.5%, 7/1/25

 3,378,517

 1,000,000

 Maricopa County Pollution Control Corp., 5.0%, 6/1/35

 1,071,930

 4,000,000

 Phoenix Civic Improvement Corp., 0.0%, 7/1/25

 4,324,200

 8,005,000

 Phoenix Civic Improvement Corp., 0.0%, 7/1/26

 8,626,828

 10,000,000

 Phoenix Civic Improvement Corp., 0.0%, 7/1/43

 10,294,300

 3,470,000

 Pima County Industrial Development Authority, 5.0%, 7/1/20

 3,892,750

 500,000

 Pima County Industrial Development Authority, 6.1%, 6/1/45

 483,405

 954,000

 Pima County Industrial Development Authority, 6.75%, 7/1/31

 954,057

 $

 39,544,849

 California - 16.4%

 4,000,000

 Alameda Corridor Transportation Authority, 4.75%, 10/1/25

 $

 4,000,320

 1,000,000

 California Educational Facilities Authority, 5.25%, 4/1/40

 1,352,370

 2,000,000

 California Health Facilities Financing Authority, 5.0%, 3/1/33

 2,009,900

 2,000,000

 California Health Facilities Financing Authority, 5.625%, 7/1/32

 2,155,220

 4,000,000

 California Municipal Finance Authority, 5.25%, 2/1/37

 3,955,920

 4,875,000

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 4,941,788

 4,125,000

 California Statewide Communities Development Authority, 5.0%, 5/15/38

 4,126,279

 20,955,000

 California Statewide Communities Development Authority, 5.0%, 8/15/47

 20,464,441

 10,000,000

 California Statewide Communities Development Authority, 5.25%, 11/15/48

 10,568,600

 4,000,000

 California Statewide Communities Development Authority, 5.375%, 12/1/37

 3,931,360

 10,000,000

 California Statewide Communities Development Authority, 5.75%, 7/1/47

 10,658,800

 4,000,000

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,301,720

 3,000,000

 County of Los Angeles California, 4.75%, 3/1/23

 3,007,500

 1,000,000

 Franklin-Mckinley School District, 6.0%, 7/1/16

 1,192,450

 2,100,000

 Fresno Joint Powers Financing Authority, 4.75%, 9/1/28

 2,101,155

 15,000,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 10,333,950

 2,500,000

 Inglewood Redevelopment Agency, 4.75%, 5/1/38

 2,076,150

 3,000,000

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,274,830

 4,000,000

 Madera Irrigation District, 5.5%, 1/1/33

 4,263,040

 3,680,000

 Madera Public Financing Authority, 4.375%, 3/1/31

 3,714,850

 1,600,000

 Oxnard School District, 4.375%, 8/1/33

 1,611,072

 3,815,000

 Pittsburg Redevelopment Agency, 4.25%, 9/1/34

 2,787,468

 7,000,000

 Pittsburg Redevelopment Agency, 6.5%, 9/1/28

 7,172,550

 2,180,000

 Pomona Unified School District, 6.55%, 8/1/29

 2,728,924

 1,000,000

 Redding Redevelopment Agency, 4.5%, 9/1/26

 959,650

 3,000,000

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,141,360

 1,500,000

 San Jose Evergreen Community College District, 5.0%, 8/1/41

 1,640,520

 7,365,000

 San Jose Redevelopment Agency, 4.9%, 8/1/33

 6,917,282

 2,085,000

 San Juan Unified School District, 5.0%, 8/1/25

 2,382,780

 1,500,000

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29

 1,708,230

 1,405,000

 Santa Maria Joint Union High School District, 0.0%, 8/1/27

 642,254

 3,500,000

 Saugus Union School District, 0.0%, 8/1/23

 2,196,355

 9,500,000

 State of California, 4.25%, 8/1/33

 9,407,470

 $

 145,726,558

 Colorado - 4.7%

 5,555,000

 City of Colorado Springs Colorado, 6.375%, 12/15/30

 $

 5,561,388

 2,750,000

 5.25

 Colorado Health Facilities Authority, Floating Rate Note, 11/15/35

 2,899,655

 15,000,000

 E-470 Public Highway Authority, 0.0%, 9/1/23

 8,700,450

 5,000,000

 E-470 Public Highway Authority, 0.0%, 9/1/27

 2,165,850

 12,500,000

 Public Authority for Colorado Energy, 6.5%, 11/15/38

 15,521,375

 2,500,000

 Regional Transportation District, 6.0%, 1/15/26

 2,751,475

 1,250,000

 Regional Transportation District, 6.0%, 1/15/34

 1,334,762

 1,000,000

 Regional Transportation District, 6.0%, 1/15/41

 1,061,540

 2,000,000

 Regional Transportation District, 6.5%, 1/15/30

 2,231,600

 $

 42,228,095

 Connecticut - 0.5%

 1,000,000

 Connecticut State Health & Educational Facility Authority, 5.5%, 7/1/17

 $

 1,013,850

 1,500,000

 Mohegan Tribe of Indians of Connecticut, 5.25%, 1/1/33 (144A)

 1,123,290

 2,470,000

 Mohegan Tribe of Indians of Connecticut, 6.25%, 1/1/31

 2,141,416

 $

 4,278,556

 District of Columbia - 2.0%

 10,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 10,060,800

 7,950,000

 District of Columbia, 4.25%, 6/1/37

 7,640,427

 $

 17,701,227

 Florida - 6.5%

 7,500,000

 City of Tallahassee Florida, 6.375%, 12/1/30

 $

 7,508,850

 520,000

 County of Madison Florida, 6.0%, 7/1/25

 486,216

 5,000,000

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41

 5,468,450

 4,885,000

 County of Miami-Dade Florida, 5.0%, 6/1/22

 5,057,343

 1,000,000

 County of Miami-Dade Florida, 7.7%, 10/1/12

 1,035,120

 8,000,000

 Escambia County Health Facilities Authority, 5.25%, 11/15/32

 8,154,240

 3,000,000

 Escambia County Health Facilities Authority, 6.0%, 8/15/36

 3,205,140

 1,390,000

 Florida Development Finance Corp., 6.0%, 9/15/30

 1,439,317

 1,830,000

 Greater Orlando Aviation Authority, 5.0%, 10/1/25

 2,066,070

 3,675,000

 Lee County Industrial Development Authority Florida, 4.75%, 6/15/14

 3,750,448

 2,000,000

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 1,804,880

 3,400,000

 St Johns County Industrial Development Authority, 6.0%, 8/1/45

 3,633,988

 13,780,000

 Tampa-Hillsborough County Expressway Authority, 4.0%, 7/1/34

 13,784,685

 $

 57,394,747

 Georgia - 1.9%

 2,400,000

 Athens Housing Authority, 5.0%, 12/1/26

 $

 2,679,072

 5,750,000

 Burke County Development Authority, 7.0%, 1/1/23

 6,819,615

 5,000,000

 Main Street Natural Gas, Inc., 5.5%, 9/15/28

 5,564,700

 1,500,000

 Municipal Electric Authority of Georgia, 5.625%, 1/1/26

 1,683,345

 $

 16,746,732

 Illinois - 3.9%

 1,580,000

 Illinois Finance Authority, 5.25%, 10/1/24

 $

 1,695,719

 1,000,000

 Illinois Finance Authority, 5.25%, 5/1/40

 1,033,880

 4,000,000

 Illinois Finance Authority, 5.5%, 8/15/30

 4,025,360

 2,000,000

 Illinois Finance Authority, 6.0%, 8/15/25

 2,114,980

 1,000,000

 Illinois Finance Authority, 6.125%, 5/15/27

 1,032,110

 5,000,000

 Illinois Finance Authority, 6.5%, 4/1/39

 5,398,900

 20,000,000

 Metropolitan Pier & Exposition Authority, 0.0%, 6/15/39

 4,594,200

 7,500,000

 Metropolitan Pier & Exposition Authority, 5.25%, 6/15/42

 7,630,500

 5,000,000

 Metropolitan Pier & Exposition Authority, 7.0%, 7/1/26 (Pre-Refunded)

 7,096,650

 $

 34,622,299

 Indiana - 2.5%

 3,500,000

 Delaware County Hospital Authority Indiana, 5.0%, 8/1/24

 $

 3,572,450

 2,000,000

 Indiana Bond Bank, 5.5%, 2/1/29

 2,213,040

 2,000,000

 Indiana Finance Authority, 6.0%, 12/1/26

 2,046,420

 5,000,000

 Indiana Health & Educational Facilities Financing Authority, 4.75%, 2/15/34

 5,088,200

 7,000,000

 Indiana Health & Educational Facilities Financing Authority, 5.0%, 2/15/39

 7,177,870

 500,000

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 582,635

 650,000

 Indianapolis Local Public Improvement Bond Bank, 6.75%, 2/1/14 (Pre-Refunded)

 690,566

 760,000

 Lawrence Township Metropolitan School District, 6.75%, 7/5/13

 787,694

 $

 22,158,875

 Kansas - 0.2%

 1,750,000

 Kansas Power Pool, 5.0%, 12/1/31

 $

 1,779,435

 Louisiana - 2.6%

 6,000,000

 Jefferson Parish Hospital Service District No 2, 6.375%, 7/1/41

 $

 6,675,120

 690,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 5.25%, 12/1/18

 739,183

 10,000,000

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 10,180,900

 500,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 561,500

 400,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 445,800

 3,000,000

 Parish of St John the Baptist Louisiana, 5.125%, 6/1/37

 3,097,320

 1,000,000

 State of Louisiana Gasoline & Fuels Tax Revenue, 4.5%, 5/1/41

 1,017,140

 $

 22,716,963

 Maine - 0.9%

 4,500,000

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 4,906,575

 3,040,000

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 3,342,085

 $

 8,248,660

 Maryland - 1.5%

 3,000,000

 County of Frederick Maryland, 5.625%, 9/1/38

 $

 2,949,210

 500,000

 Maryland Economic Development Corp., 5.0%, 12/1/16

 438,485

 1,000,000

 Maryland Economic Development Corp., 5.0%, 12/1/16

 876,970

 1,000,000

 Maryland Economic Development Corp., 5.0%, 12/1/31

 648,110

 1,200,000

 Maryland Economic Development Corp., 5.75%, 9/1/25

 1,245,636

 2,000,000

 Maryland Economic Development Corp., 6.2%, 9/1/22

 2,403,680

 4,400,000

 Maryland Health & Higher Educational Facilities Authority, 5.75%, 7/1/38

 4,572,304

 $

 13,134,395

 Massachusetts - 9.4%

 4,000,000

 City of Pittsfield Massachusetts, 5.0%, 3/1/19

 $

 4,782,360

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,203,540

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,183,550

 1,585,000

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,842,658

 1,000,000

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,056,890

 345,000

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 355,595

 1,680,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,723,529

 3,320,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,354,727

 1,980,000

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,154,458

 500,000

 Massachusetts Development Finance Agency, 5.5%, 1/1/35

 482,965

 1,100,000

 Massachusetts Development Finance Agency, 5.625%, 10/1/24

 1,135,024

 1,000,000

 Massachusetts Development Finance Agency, 5.7%, 10/1/34

 1,023,590

 3,990,000

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 4,780,818

 2,635,000

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,679,821

 1,000,000

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,121,220

 1,000,000

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,118,010

 2,000,000

 Massachusetts Health & Educational Facilities Authority, 4.125%, 10/1/37

 1,964,360

 4,500,000

 Massachusetts Health & Educational Facilities Authority, 4.625%, 8/15/28

 3,934,710

 6,265,000

 Massachusetts Health & Educational Facilities Authority, 5.125%, 7/15/37

 6,335,607

 3,750,000

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/38

 3,759,600

 1,550,000

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/15/18

 1,551,643

 2,335,000

 Massachusetts Health & Educational Facilities Authority, 5.375%, 7/1/35

 2,417,379

 10,000,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 13,680,900

 1,145,000

 Massachusetts Health & Educational Facilities Authority, 6.25%, 10/1/31

 1,157,458

 14,675,000

 Massachusetts Housing Finance Agency, 5.4%, 12/1/28

 14,683,952

 3,975,000

 Massachusetts State College Building Authority, 5.0%, 5/1/28

 4,561,670

 $

 84,046,034

 Michigan - 1.9%

 3,000,000

 City of Detroit Michigan Water Supply System Revenue, 6.25%, 7/1/36

 $

 3,423,120

 1,500,000

 John Tolfree Health System Corp., 6.0%, 9/15/23

 1,349,205

 1,465,000

 Meridian Economic Development Corp. Michigan, 5.25%, 7/1/26

 1,429,005

 3,335,000

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 2,991,028

 2,000,000

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 1,846,680

 5,000,000

 Michigan State Hospital Finance Authority, 5.25%, 11/15/26

 5,126,850

 1,000,000

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 880,020

 $

 17,045,908

 Minnesota - 0.7%

 5,000,000

 8.50

 City of Becker Minnesota, Floating Rate Note, 4/1/30

 $

 5,178,100

 1,000,000

 Tobacco Securitization Authority Minnesota, 5.25%, 3/1/31

 1,081,900

 $

 6,260,000

 Mississippi - 1.3%

 7,950,000

 County of Lowndes Mississippi, 6.8%, 4/1/22

 $

 8,852,882

 2,750,000

 County of Warren Mississippi, 5.8%, 5/1/34

 2,914,422

 $

 11,767,304

 Missouri - 0.0%

 80,000

 Missouri State Environmental Improvement & Energy Resources Authority, 5.125%, 1/1/20

 $

 82,658

 Montana - 0.3%

 2,785,000

 City of Forsyth Montana, 5.0%, 3/1/31

 $

 2,840,728

 New Hampshire - 1.2%

 5,000,000

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/32

 $

 5,128,000

 3,750,000

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/37

 3,789,488

 2,000,000

 New Hampshire Health & Education Facilities Authority, 5.75%, 7/1/22

 2,027,420

 $

 10,944,908

 New Jersey - 1.8%

 1,250,000

 Camden County Improvement Authority, 5.75%, 2/15/34

 $

 1,264,250

 475,000

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 416,566

 450,000

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 362,430

 610,000

 New Jersey Economic Development Authority, 5.75%, 1/1/25

 594,360

 3,000,000

 New Jersey Educational Facilities Authority, 5.0%, 7/1/39

 3,403,650

 5,115,000

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 5,037,866

 3,500,000

 New Jersey Health Care Facilities Financing Authority, 7.25%, 7/1/27

 2,988,755

 2,000,000

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,253,700

 $

 16,321,577

 New Mexico - 0.1%

 1,000,000

 County of Dona Ana New Mexico, 5.25%, 12/1/25

 $

 1,029,000

 New York - 3.2%

 2,500,000

 Albany Industrial Development Agency, 5.25%, 11/15/32

 $

 2,621,250

 1,000,000

 Albany Industrial Development Agency, 6.0%, 7/1/19

 610,710

 6,000,000

 New York State Dormitory Authority, 5.0%, 10/1/41

 6,754,020

 5,515,000

 New York State Dormitory Authority, 5.25%, 7/1/24

 6,103,892

 5,250,000

 New York State Dormitory Authority, 7.5%, 5/15/13

 5,658,135

 1,000,000

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 1,119,190

 3,400,000

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,774,102

 1,500,000

 Port Authority of New York & New Jersey, 6.125%, 6/1/94

 1,799,835

 $

 28,441,134

 North Carolina - 2.1%

 1,860,000

 North Carolina Capital Facilities Finance Agency, 4.5%, 10/1/26

 $

 1,452,046

 900,000

 North Carolina Capital Facilities Finance Agency, 5.0%, 6/1/27

 848,736

 1,000,000

 North Carolina Capital Facilities Finance Agency, 5.0%, 6/1/32

 873,260

 12,000,000

 North Carolina Eastern Municipal Power Agency, 6.0%, 1/1/22

 15,174,840

 $

 18,348,882

 Ohio - 2.9%

 6,840,000

 Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24

 $

 5,445,461

 10,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 7,400,700

 6,000,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 4,939,500

 1,500,000

 County of Cuyahoga Ohio, 6.0%, 5/15/37

 1,454,505

 1,500,000

 County of Cuyahoga Ohio, 6.0%, 5/15/42

 1,449,270

 5,000,000

 County of Lake Ohio, 6.0%, 8/15/43

 5,247,500

 $

 25,936,936

 Oklahoma - 0.7%

 5,590,000

 McGee Creek Authority, 6.0%, 1/1/23

 $

 6,440,015

 Oregon - 0.1%

 1,000,000

 Columbia Gorge Community College District, 4.0%, 6/15/24

 $

 1,102,320

 Pennsylvania - 5.2%

 2,605,000

 Allentown Area Hospital Authority, 6.0%, 11/15/16

 $

 2,551,415

 1,000,000

 Columbia County Hospital Authority, 5.8%, 6/1/19

 1,000,090

 1,000,000

 County of Chester Pennsylvania, 5.0%, 11/15/22

 1,242,940

 10,000,000

 Lehigh County Industrial Development Authority, 4.75%, 2/15/27

 10,164,900

 1,000,000

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/24

 1,027,550

 1,000,000

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/30

 1,010,420

 3,000,000

 Northampton County General Purpose Authority, 5.5%, 8/15/40

 3,079,200

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 959,310

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, 6.0%, 7/1/43

 1,057,160

 11,500,000

 1.04

 Pennsylvania Higher Educational Facilities Authority, Floating Rate Note, 7/1/39

 6,458,745

 4,000,000

 Philadelphia Hospitals & Higher Education Facilities Authority, 4.5%, 7/1/37

 4,093,680

 12,900,000

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.0%, 7/1/34

 12,429,408

 1,000,000

 Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.0%, 2/1/30

 1,054,280

 $

 46,129,098

 Puerto Rico - 1.5%

 7,000,000

 Commonwealth of Puerto Rico, 5.0%, 7/1/41

 $

 6,649,160

 925,000

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33

 932,733

 75,000

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33 (Pre-Refunded)

 82,845

 5,000,000

 Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57

 5,232,300

 $

 12,897,038

 Rhode Island - 0.6%

 35,000

 Rhode Island Health & Educational Building Corp., 6.375%, 8/15/21

 $

 35,365

 5,200,000

 Tobacco Settlement Financing Corp. Rhode Island, 6.25%, 6/1/42

 5,244,044

 $

 5,279,409

 South Carolina - 0.1%

 500,000

 State of South Carolina, 5.0%, 4/1/20

 $

 622,545

 South Dakota - 0.0%

 65,000

 South Dakota Conservancy District, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,281

 Tennessee - 1.2%

 1,000,000

 Knox County Health Educational & Housing Facilities Board, 6.375%, 4/15/22 (Pre-Refunded)

 $

 1,012,560

 4,000,000

 Knox County Health Educational & Housing Facilities Board, 6.5%, 4/15/31 (Pre-Refunded)

 4,050,480

 5,000,000

 Metropolitan Government of Nashville & Davidson County Tennessee, 4.0%, 7/1/24

 5,559,650

 $

 10,622,690

 Texas - 4.3%

 2,500,000

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 $

 2,675,975

 10,000,000

 Dallas County Utility & Reclamation District, 5.375%, 2/15/29

 10,535,100

 390,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 435,720

 20,000

 Lower Colorado River Authority, 5.25%, 5/15/21 (Pre-Refunded)

 21,019

 3,000,000

 Richardson Hospital Authority, 6.0%, 12/1/34

 3,082,560

 1,000,000

 Seguin Higher Education Facilities Corp., 5.0%, 9/1/23

 1,019,340

 5,000,000

 State of Texas, 5.0%, 8/1/27

 5,837,200

 10,410,000

 Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40

 12,019,282

 2,255,000

 Texas State Public Finance Authority Charter School Finance Corp., 6.2%, 2/15/40

 2,444,488

 $

 38,070,684

 Utah - 0.1%

 500,000

 Utah State Charter School Finance Authority, 5.75%, 7/15/20

 $

 516,925

 Vermont - 0.1%

 1,295,000

 Vermont Educational & Health Buildings Financing Agency, 5.0%, 7/1/24

 $

 1,179,447

 Virginia - 3.3%

 5,000,000

 Chesapeake Bay Bridge & Tunnel District, 5.5%, 7/1/25

 $

 5,542,200

 1,500,000

 Prince William County Industrial Development Authority, 5.2%, 10/1/26

 1,539,690

 3,925,000

 Prince William County Industrial Development Authority, 5.35%, 10/1/36

 3,996,356

 13,990,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 9,259,701

 7,500,000

 Washington County Industrial Development Authority Virginia, 7.75%, 7/1/38

 8,963,025

 $

 29,300,972

 Washington - 7.2%

 4,255,000

 City of Centralia Washington, 4.25%, 12/1/26

 $

 4,362,226

 10,000,000

 FYI Properties, 5.5%, 6/1/39

 10,945,900

 1,000,000

 King & Snohomish Counties School District No 417 Northshore, 5.0%, 12/1/30

 1,152,340

 1,000,000

 King & Snohomish Counties School District No 417 Northshore, 5.0%, 12/1/31

 1,146,740

 10,000,000

 King County Housing Authority, 5.5%, 5/1/38

 10,610,900

 3,000,000

 King County Public Hospital District No 1, 5.25%, 12/1/37

 3,206,430

 1,000,000

 Pierce County School District No 3 Puyallup, 5.0%, 12/1/23

 1,206,960

 10,500,000

 Tobacco Settlement Authority of Washington, 6.625%, 6/1/32

 10,896,690

 5,600,000

 University of Washington, 5.0%, 6/1/37

 6,054,272

 2,400,000

 Washington Health Care Facilities Authority, 6.125%, 8/15/37

 2,536,128

 4,000,000

 Washington Health Care Facilities Authority, 6.5%, 11/15/33

 4,344,360

 5,000,000

 5.25

 Washington Health Care Facilities Authority, Floating Rate Note, 10/1/33

 5,378,300

 2,500,000

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 2,256,950

 $

 64,098,196

 Wisconsin - 0.5%

 1,430,000

 Adams-Friendship Area School District, 6.5%, 4/1/16

 $

 1,704,932

 3,000,000

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,123,090

 $

 4,828,022

 Wyoming - 0.1%

 1,000,000

 County of Laramie Wyoming, 5.0%, 5/1/37

 $

 1,058,330

 TOTAL MUNICIPAL BONDS

 (Cost $833,045,751)

 $

 877,950,347

 Shares

 TEMPORARY CASH INVESTMENTS - 1.8%

 Repurchase Agreements - 1.8%

 16,000,000

 BlackRock Liquidity Funds MuniFund Portfolio

 $

 16,000,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $16,000,000)

 $

 16,000,000

 TOTAL INVESTMENT IN SECURITIES - 100.7%

 $

 896,040,465

 (Cost $853,885,177) (a)

 OTHER ASSETS & LIABILITIES - (0.7)%

 $

 (6,015,690)

 TOTAL NET ASSETS - 100.0%

 $

 890,024,775

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2012, the value of these securities amounted to $1,123,290 or 0.1% of total net assets.

 (a)

 At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $852,099,471 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 66,966,265

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (23,025,271)

 Net unrealized gain

 $

 43,940,994

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund's assets:

 Level 1

  Level 2

 Level 3

 Total

 Common Stocks

  $   2,090,118

  $                    -

  $        -

  $     2,090,118

 Municipal Bonds

                      -

     877,950,347

            -

     877,950,347

 Temporary Cash Investments

     16,000,000

                        -

            -

       16,000,000

 Total

  $ 18,090,118

  $ 877,950,347

  $        -

  $ 896,040,465

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.